Convertible Notes Payable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Total convertible notes payable	$ 13,788,710	$ 11,000,000
Unamortized debt discount	(362,004)	0
Convertible note payable	13,426,706	11,000,000
Less current portion	(13,426,706)
Convertible notes payable, long-term portion		11,000,000
GBT Technologies, S.A. [Member]
Total convertible notes payable	10,000,000	10,000,000
Glen Eagle [Member]
Total convertible notes payable		1,000,000
Power Up [Member]
Total convertible notes payable
Redstart Holdings [Member]
Total convertible notes payable	347,400
Stanley Hills [Member]
Total convertible notes payable	1,009,469
Iliad [Member]
Total convertible notes payable	$ 2,431,841